SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at beginning of year	¥ 70,389	¥ 33,363	¥ 12,504
Allowance for credit losses	15,364	37,098	21,233
Write-offs	(20)	(72)	(374)
Balance at end of year	¥ 85,733	¥ 70,389	¥ 33,363